Equity - Schedule of Warrants (Detail) - USD ($)		3 Months Ended		12 Months Ended
	Mar. 28, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Beginning Balance		620,054		57,473	48,627
Issued		1,053,738		562,581	8,846
Exercised		(473,486)
Ending Balance	473,486	1,200,306	620,054	620,054	57,473	48,627
Weighted average remaining term, issued		3 years		4 years 11 months 26 days	5 years
Outstanding, weighted average remaining term		6 years 9 months 18 days	11 years 29 days	11 years 29 days	2 years 2 months 19 days	2 years 10 months 17 days
Outstanding, weighted average exercise price		$ 14.61		$ 8.38	$ 7.90
Weighted average exercise price,issued		15.84		15.25	11.00
Weighted average exercise price,exercised		(15.84)
Outstanding, weighted average exercise price		$ 15.21	$ 14.61	$ 14.61	$ 8.38	$ 7.90
Outstanding, average intrinsic value		$ 22,127,594
Average intrinsic value,issued		59,177,926		$ 20,112,271
Average intrinsic value,exercised		(26,590,974)
Outstanding, average intrinsic value		$ 54,714,546	$ 22,127,594	$ 22,127,594